UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: March 31, 2012

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total:$ 394,754,187

          31-Mar-12             TITLE                          VALUE       SHARES/       INVSTMT           VOTING

        Name of Issuer         OF CLASS       CUSIP          (x$1000)      PRN AMT       DSCRETN            AUTH

       American Express          COM        O25816109           321          5550         SOLE              SOLE
          Amgen Inc              COM        031162100          7522         110670        SOLE              SOLE
     Analog Devices Inc.         COM        032654105          15393        381013        SOLE              SOLE
       Bank of New York          COM        064057102           615         25488         SOLE              SOLE
 Berkshire Hathaway Inc CL A     COM        084670108           731           6           SOLE              SOLE
 Berkshire Hathaway Inc CL B     COM        084670207           844         10400         SOLE              SOLE
         Biogen Idec             COM        09062X103          20350        161507        SOLE              SOLE
            Boeing               COM        097023105           246          3307         SOLE              SOLE
        Bristol Myers            COM        110122108           422         12500         SOLE              SOLE
      Brown Forman CL B          COM        115637209          13663        163840        SOLE              SOLE
         Caterpillar             COM        149123101           362          3400         SOLE              SOLE
            Cognex               COM        192422103          2961         69900         SOLE              SOLE
      Charles River Labs         COM        159864107          1334         36950         SOLE              SOLE
        Coca Cola Co.            COM        191216100          1439         19450         SOLE              SOLE
   Coca Cola FEMSA S A DE C      COM        191241108          11767        111108        SOLE              SOLE
      Colgate Palmolive          COM        194162103          1374         14050         SOLE              SOLE
        Citrix Systems           COM        177376100           209          2650         SOLE              SOLE
   Comm Vault Systems Inc.       COM        204166102           735         14800         SOLE              SOLE
        Danaher Corp.            COM        235851102          13160        235000        SOLE              SOLE
     E I DuPont DeNemours        COM        263534109          1473         27844         SOLE              SOLE
      Disney Walt Co Del         COM        254687106           964         22014         SOLE              SOLE
     Emerson Electric Co         COM        291011104           225          4312         SOLE              SOLE
       Exxon Mobil Corp          COM        30231G102          2411         27797         SOLE              SOLE
          Gap Stores             COM        364760108           212          8100         SOLE              SOLE
       General Electric          COM        369604103          6936         345610        SOLE              SOLE
      General Mills Inc.         COM        370334104           552         14000         SOLE              SOLE
       Grainger WW Inc.          COM        384802104          17578        81830         SOLE              SOLE
        Grupo Televiso           COM        40049J206          4427         209994        SOLE              SOLE
       Harley Davidson           COM        412822108           942         19200         SOLE              SOLE
           Halozyme              COM        40637H109          6455         505850        SOLE              SOLE
         Heinz H J Co            COM        423074103          8322         155400        SOLE              SOLE
       Henry Schein Inc          COM        806407102          8859         117064        SOLE              SOLE
      Hershey Foods Corp         COM        427866108          1104         18000         SOLE              SOLE
       Hewlett Packard           COM        428236103          5148         216050        SOLE              SOLE
          Home Depot             COM        437076102           959         19053         SOLE              SOLE
      Honeywell Intl Inc         COM        438516106          12157        199125        SOLE              SOLE
             IBM                 COM        459200101          1989          9532         SOLE              SOLE
      Idex Laboratories          COM        45168D104          6124         70030         SOLE              SOLE
       Incyte Genomics           COM        45337C102           289         14980         SOLE              SOLE
      Illinois Tool Wks          COM        452308109          4638         81200         SOLE              SOLE
      ISHARE MSCI Brazil         ETF        464286400          4686         72475         SOLE              SOLE
    ISHARE MSCI Hong Kong        ETF        464286871          5087         291600        SOLE              SOLE
      Johnson & Johnson          COM        478160104          16880        255911        SOLE              SOLE
        Kimberly Clark           COM        494368103          6307         85350         SOLE              SOLE
        McDonalds Corp           COM        580135101           451          4600         SOLE              SOLE
          Merck & Co             COM        589331107          2512         65418         SOLE              SOLE
        Mettler Toledo           COM        5922688105         2455         13290         SOLE              SOLE
        Microsoft Corp           COM        594918104           202          6264         SOLE              SOLE
      Minn Mng & Mfg Co          COM        604059105          11244        126036        SOLE              SOLE
       Monsanto Co New           COM        61166W101          2471         30980         SOLE              SOLE
      Nabors Industries          COM        G6359F103          2178         124550        SOLE              SOLE
      Neogen Corporation         COM        640491106          8362         214025        SOLE              SOLE
         Novo Nordisk            COM        670100205          9169         66100         SOLE              SOLE
     Nektar Therapeutics         COM        640268108          4135         522150        SOLE              SOLE
   Occidental Pete Corp Cal      COM        674599105          7728         81155         SOLE              SOLE
         Pepsico Inc.            COM        713448108          1123         16927         SOLE              SOLE
  Power Shares Global Energy     ETF        73936T615           206         22950         SOLE              SOLE
   PowerSharesGolden Dragon      ETF        73935X401          3574         165305        SOLE              SOLE
       Proctor & Gamble          COM        742718109           875         13014         SOLE              SOLE
     Raytheon Company New        COM        755111507          8719         165197        SOLE              SOLE
   Rockwell Automation Inc.      COM        774347108          2070         25971         SOLE              SOLE
       Rockwell Collins          COM        774341101          4648         80748         SOLE              SOLE
       Ross Stores Inc           COM        778296103          3221         55440         SOLE              SOLE
        Sara Lee Corp.           COM        803111103           311         14432         SOLE              SOLE
     Schlumberger Limited        COM        806857108          13917        199013        SOLE              SOLE
            Sirona               COM        82966C103          1185         23000         SOLE              SOLE
         Southern Co             COM        842587107          1644         36600         SOLE              SOLE
   SPDR Index SHs Fds Euro       ETF        78463X202           983         30300         SOLE              SOLE
      State Street Corp          COM        857477103          4911         107932        SOLE              SOLE
        Stratasys Inc            COM        862685104          10514        287891        SOLE              SOLE
           Syngenta              COM        87160A100          14217        206555        SOLE              SOLE
     Teva Pharmaceutical         COM        881624209          9809         217685        SOLE              SOLE
        Tiffany & Co.            COM        886547108          26315        380661        SOLE              SOLE
           Unilever              COM        904767704          1064         32200         SOLE              SOLE
        VCA Antech Inc           COM        918194101          9554         411650        SOLE              SOLE
           Verizon               COM        92343V104          1013         26495         SOLE              SOLE
       Williams Sonoma           COM        969904101          4323         115350        SOLE              SOLE
      Wisdom Tree India          ETF        97717W422           620         32175         SOLE              SOLE
        WPP Group PLC            COM        929309300           857         12536         SOLE              SOLE